Basis of Presentation and Accounting	3 Months Ended
Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and Accounting	Basis of Presentation and Accounting
The balance sheets are presented in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Statements of comprehensive income, changes in stockholder equity and cash flows have not been presented because there have been no operations since the Company was formed.
Basis of Presentation and Accounting
The balance sheet is presented in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Separate statements of comprehensive income, changes in stockholder equity, and cash flows have not been presented because there have been no operations since the Company was formed.